Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 16 – Related Party Transactions

For the periods presented, the principal related party transactions and amounts due from/(to) related party are summarized as follows:

		Three Months ended June 30,			Six Months ended June 30
	Note	2013	2013	2012	2013	2013	2012
		USD’000	RMB’000	RMB’000	USD’000	RMB’000	RMB’000
Sales of products	(i)	9,497	58,285	–	17,241	105,812	–
Purchase of products	(ii)	3,513	21,562	–	12,743	78,209	–
Purchase of services	(iii)	560	3,435	–	1,084	6,656	–
Guarantee fee	(iv)	250	1,534	–	502	3,087	–
Service fee	(v)	501	3,076	–	790	4,842	–
Receipt on behalf of Cogobuy	(vi)	–	–	–	14,725	90,376	–
Payment by Cogobuy on behalf of the Group	(vii)	485	2,979	–	6,277	38,524	–

				June 30,		December 31,
				2013	2013		2012
				USD’000	RMB’000		RMB’000
Current assets/liabilities
Amount due from/ (to) Cogobuy	(viii)			(27,966)	(171,638)		35,743

Notes:

(i)	For the three months and six months ended June 30, 2013, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.

(ii)	For the three months and six months ended June 30, 2013, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.

(iii)	For the three months and six months ended June 30, 2013, the Group purchased e-commerce services from Cogobuy.

(iv)
For the three months and six months ended June 30, 2013, the Group charged a guarantee fee of USD250 thousand per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.

(v)	For the three months and six months ended June 30, 2013, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.

(vi)
For the three months ended June 30, 2013, the Group had no receipts from customer of Cogobuy on behalf of Cogobuy. For the six months ended June 30, 2013, the Group received RMB90,376 thousand (USD14,725 thousand) from customers of Cogobuy on behalf of Cogobuy.

(vii)	For the three months and six months ended June 30, 2013, Cogobuy paid RMB2,979 thousand (USD485 thousand) and RMB38,524 thousand (USD6,277 thousand) to suppliers of the Group on behalf of the Group.

(viii)	As of June 30, 2013 and December 31, 2012, the amount due from/ (to) Cogobuy was unsecured, interest-free and repayable within one year.